Operating and Capital Lease Commitments - Rental expenses (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital Lease Commitments
Rental expense, including maintenance and real estate tax expense	$ 602
Total minimum lease payments	34,837
Closed Retail Location Member
Capital Lease Commitments
Total minimum lease payments	$ 1,501		$ 2,796
Predecessor
Capital Lease Commitments
Rental expense, including maintenance and real estate tax expense		$ 25,840	28,540	$ 29,261
Lease termination cost		$ 712	$ 3,083	$ 1,733